Royalties and Royalty Options - Schedule of Royalties (Details) - CAD ($) $ in Thousands	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2020
Statement Line Items [Line Items]
Total	$ 44,023	$ 25,577	$ 27,256
Michelin Project [Member]
Statement Line Items [Line Items]
Total	4,262	4,262
Diabase Project [Member]
Statement Line Items [Line Items]
Total		125
Anderson Project [Member]
Statement Line Items [Line Items]
Total	7,348	7,027
Slick Rock Project [Member]
Statement Line Items [Line Items]
Total	2,916	2,788
Workman Creek Project [Member]
Statement Line Items [Line Items]
Total	1,399	1,339
Church Rock Project [Member]
Statement Line Items [Line Items]
Total	751	718
Dewey-Burdock Project [Member]
Statement Line Items [Line Items]
Total	76	72
Lance Project [Member]
Statement Line Items [Line Items]
Total	1,688	72
Roca Honda Project [Member]
Statement Line Items [Line Items]
Total	159	152
Reno Creek Project [Member]
Statement Line Items [Line Items]
Total	289	277
Roughrider Project [Member]
Statement Line Items [Line Items]
Total	5,923	5,923
Langer Heinrich Agreement [Member]
Statement Line Items [Line Items]
Total	2,822	$ 2,822
Cigar Lake Project [Member]
Statement Line Items [Line Items]
Total	4,704
McArthur River Project [Member]
Statement Line Items [Line Items]
Total	11,543
Dawn Lake Project [Member]
Statement Line Items [Line Items]
Total	$ 143